Assets held for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Assets held for sale (note 7)		$ 778
Other income (expenses), net	$ 86